Income taxes - Expiry of tax losses and unused tax credits (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	€ 1,980	€ 3,909
Tax losses carried forward, Unrecognized	19,021	18,609
Total tax losses carried forward	21,001	22,518
Tax credits, Recognized	271	501
Tax credits, Unrecognized	341	101
Total tax credits	612	602
Undistributed earnings, deferred tax liability not recognized	645	1,104
Within 10 years
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	163	2,181
Tax losses carried forward, Unrecognized	2,364	1,609
Total tax losses carried forward	2,527	3,790
Tax credits, Recognized	29	251
Tax credits, Unrecognized	326	88
Total tax credits	355	339
Thereafter
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	7
Tax losses carried forward, Unrecognized		6
Total tax losses carried forward	7	6
Tax credits, Recognized	36	237
Tax credits, Unrecognized	2	2
Total tax credits	38	239
No expiry
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	1,810	1,728
Tax losses carried forward, Unrecognized	16,657	16,994
Total tax losses carried forward	18,467	18,722
Tax credits, Recognized	206	13
Tax credits, Unrecognized	13	11
Total tax credits	€ 219	€ 24